Note 4 - Accumulated Other Comprehensive Income (Loss) - Reclassified Out of Accumulated other Comprehensive Loss (Details) - USD ($)		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018
Unrealized losses on investment securities available for sale		$ (4,000)
Income taxes		(950,000)	(667,000)
Net of tax		2,477,000	2,004,000
Reclassification out of Accumulated Other Comprehensive Income [Member] | AOCI, Accumulated Gain (Loss), Debt Securities, Available-for-sale, Parent [Member]
Unrealized losses on investment securities available for sale	[1]	(4,000)
Income taxes	[1]	1,000
Net of tax	[1]	$ (3,000)

[1]	Amounts in parentheses indicate debits.